Equity Compensation Plan - Additional Information (Detail) - USD ($)					12 Months Ended
	May 26, 2023	Feb. 01, 2023	May 26, 2022	May 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Dividends, total					$ 0	$ 0	$ 0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value					465,773	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding					0
Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				250,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value				$ 1.32
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 32,951
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition					4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%		50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				46.75%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.96%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				May 25, 2031
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					125,000	0
Measurement Input, Option Volatility [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term				6 years
Non Vested Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				343,744		343,744
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value				$ 2.99		$ 2.99
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%		50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					171,872	343,744	0
Non Vested Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total					$ 148,280	$ 148,280	$ 0
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 102,779
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition					4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total					$ 462,508	$ 462,508	$ 0
The Plan Member
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Common stock, reserved percentage					10.00%
The Plan Member | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period					608,365
2007 Plan [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period					250,000
2007 Plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period					555,479